CONVERTIBLE NOTES (Details Narrative) - USD ($)			12 Months Ended
	Jul. 31, 2026	Jan. 16, 2026	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024	May 31, 2026
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, face amount		$ 1,515,000
Ordinary shares, par value	$ 0.001		$ 0.001	$ 0.001
Debt instrument, unamortized discount		151,500
Proceeds from convertible debt			$ 1,192,450
Ordinary shares converted			468,778
Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, face amount		$ 200,000,000
Ordinary shares, par value		$ 0.001
Debt instrument, unamortized discount		$ 1,363,500
Debt instrument, maturity date		Jan. 16, 2028
Debt instrument, interest rate		10.00%
Debt instrument, conversion price per share		$ 1.98
Debt instrument, conversion price percentage		110.00%
Share price						$ 0.3248
Proceeds from convertible debt	$ 1,192,450